Property, Plant and Equipment - Summary of Impairment Losses Recognised in Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment losses of property plant and equipment [line items]
Net impairment losses	€ 94	€ 254	€ 159
Dengue Vaccine Project [member]
Disclosure of impairment losses of property plant and equipment [line items]
Net impairment losses		€ 87